Accounts payable	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
ACCOUNTS PAYABLE	ACCOUNTS PAYABLE
19.1    Accounting policies
Accounts payable to suppliers are initially recognized at fair value and subsequently increased, where applicable, by the corresponding charges, monetary variations, and exchange differences.
19.2    Breakdown of accounts payable

	December 31,
Description	2022	2021

Accounts payable – local currency	1,857,583	1,232,786
Accounts payable – foreign currency	1,092,231	639,894
	2,949,814	1,872,680

Current	2,432,843	1,530,480
Non-current	516,971	342,200